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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                     Greenwich, CT      February 5, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 12/31/2008

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total: $303,152 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------  --------------  ---------  --------  -------------------  ---------  --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHARES /  SH/  PUT/  INVESTMNT   OTHER    -------------------
        NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL   DISCRETN    MGRS      SOLE   SHRD  NONE
-------------------------------  --------------  ---------  --------  --------  ---  ----  ---------  --------  -------  ----  ----
AMERICA MOVIL SAB DE CV          SPON ADR L SHS  02364W105      5826    188000  SH            SOLE               188000
BROADRIDGE FINL SOLUTIONS INC    COM             11133T103      2411    192300  SH            SOLE               192300
BURLINGTON NORTHN SANTA FE CORP  COM             12189T104      4596     60700  SH            SOLE                60700
CSX CORP                         COM             126408103       243      7500  SH            SOLE                 7500
CORPORATE EXECUTIVE BRD CO       COM             21988R102      1741     78917  SH            SOLE                78917
DST SYS INC DEL                  COM             233326107      1098     28900  SH            SOLE                28900
EATON CORP                       COM             278058102     13784    277300  SH            SOLE               277300
EXPEDITORS INTL WASH INC         COM             302130109      3498    105141  SH            SOLE               105141
FASTENAL CO                      COM             311900104      1931     55400  SH            SOLE                55400
GOOGLE INC                       CL A            38259P508      3046      9900  SH            SOLE                 9900
HANSEN NAT CORP                  COM             411310105      1955     58300  SH            SOLE                58300
HEIDRICK & STRUGGLES INTL INC    COM             422819102       268     12427  SH            SOLE                12427

            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------  --------------  ---------  --------  -------------------  ---------  --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE    SHARES /  SH/  PUT/  INVESTMNT   OTHER    -------------------
        NAME OF ISSUER           TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL   DISCRETN    MGRS      SOLE   SHRD  NONE
-------------------------------  --------------  ---------  --------  --------  ---  ----  ---------  --------  -------  ----  ----
INGERSOLL-RAND COMPANY LTD       CL A            G4776G101      4266    245900  SH            SOLE               245900
KINDER MORGAN MANAGEMENT LLC     SHS             49455U100      6236    155985  SH            SOLE               155985
LABORATORY CORP AMER HLDGS       COM NEW         50540R409     16450    255400  SH            SOLE               255400
MASTERCARD INC                   CL A            57636Q104      9419     65900  SH            SOLE                65900
NEWS CORP                        CL B            65248E203      2833    295700  SH            SOLE               295700
PFIZER INC                       COM             717081103      6942    392000  SH            SOLE               392000
PRECISION CASTPARTS CORP         COM             740189105     16051    269856  SH            SOLE               269856
SPDR TR                          UNIT SER 1      78462F103    185182   2052104  SH            SOLE              2052104
SCHLUMBERGER LTD                 COM             806857108      6303    148900  SH            SOLE               148900
TEXAS INSTRS INC                 COM             882508104      3663    236000  SH            SOLE               236000
WELLPOINT INC                    COM             94973V107      5410    128400  SH            SOLE               128400